As filed with the Securities and Exchange Commission on May 30, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03641

40|86 Series Trust
(Exact name of registrant as specified in charter)

11825 N. Pennsylvania Street
Carmel, IN 46032
(Address of principal executive offices) (Zip code)

Jeffrey M. Stautz
11825 N. Pennsylvania Street
Carmel, IN 46032
(Name and address of agent for service)

317-817-4086
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2006

Date of reporting period: 3/31/2006

Item 1. Schedule of Investments.

40|86 Series Trust

Schedule of Investments (Unaudited)		March 31, 2006
Equity Portfolio

SHARES OR
PRINCIPAL
AMOUNT		VALUE
	COMMON STOCKS (100.1%)
	Aerospace and Defense (1.0%)
31,800	Rockwell Collins, Inc.	$1,791,930
	Air Freight and Logistics (0.7%)
27,300	Ryder System, Inc. (c)	1,222,494
	Auto Components (1.1%)
20,500	Autoliv, Inc. (c)	1,159,890
32,000	TRW Automotive Holdings Corp. (a)	745,600
		1,905,490
	Beverages (0.6%)
6,800	Brown-Forman Corp. - Class B	523,396
23,200	PepsiAmericas, Inc. (c)	567,240
		1,090,636
	Biotechnology (2.7%)
60,800	Applera Corp. - Applied Biosystems Group	1,650,112
15,900	Charles River Laboratories International, Inc. (a)(c)	779,418
39,400	Techne Corp. (a)(c)	2,369,516
		4,799,046
	Capital Markets (2.1%)
18,300	American Capital Strategies Ltd. (c)	643,428
22,900	The Bear Stearns Companies, Inc.	3,176,230
		3,819,658
	Chemicals (2.7%)
18,000	Ashland Inc.	1,279,440
24,200	FMC Corp.	1,499,916
22,800	The Scotts Co. (c)	1,043,328
15,200	Sigma-Aldrich Corp. (c)	1,000,008
		4,822,692
	Commercial Banks (4.7%)
58,000	AmSouth Bancorporation (c)	1,568,900
24,200	Comerica, Inc. (c)	1,402,874
15,200	Compass Bancshares, Inc. (c)	769,272
30,400	Huntington Bancshares, Inc. (c)	733,552
63,600	KeyCorp	2,340,480
13,700	Mercantile Bankshares Corp.	526,765
11,600	Zions Bancorporation	959,668
		8,301,511
	Commercial Services and Supplies (1.4%)
15,200	Robert Half International, Inc. (c)	586,872
42,100	RR Donnelley & Sons Co. (c)	1,377,512
31,100	West Corp. (a)(c)	1,388,926
		3,353,310
	Communications Equipment (1.4%)
29,700	Harris Corp. (c)	1,404,513
72,200	Tellabs, Inc. (a)	1,147,980
		2,552,493
	Computers and Peripherals (2.3%)
28,900	SanDisk Corp. (a)(c)	1,662,328
122,300	Western Digital Corp. (a)(c)	2,376,289
		4,038,617
	Construction Materials (2.5%)
8,100	Florida Rock Industries, Inc.	455,382
36,600	Martin Marietta Materials, Inc.	3,917,298
		4,372,680
	Diversified Financial Services (3.4%)
58,000	CIT Group, Inc.	3,104,160
42,100	Moody's Corp. (c)	3,008,466
		6,112,626
	Electric Utilities (6.2%)
27,300	Allegheny Energy, Inc. (a)	924,105
94,200	American Electric Power Co., Inc. (c)	3,204,684
77,300	Edison International	3,183,214
95,300	Pacific Gas & Electric Corp. (c)	3,707,170
		11,019,173
	Electrical Equipment (0.8%)
19,300	Rockwell Automation, Inc.	1,387,863
	Electronic Equipment and Services (2.1%)
28,300	Arrow Electronics, Inc. (a)	913,241
77,400	Avnet, Inc. (a)	1,964,412
41,700	Ingram Micro, Inc. (a)	834,000
		3,711,653
	Energy Equipment and Services (1.7%)
13,800	Diamond Offshore Drilling (c)	1,235,100
36,600	Patterson-UTI Energy, Inc.	1,169,736
12,600	Unit Corp. (a)(c)	702,450
		3,107,286
	Food and Staples Retailing (1.3%)
17,300	Albertson's, Inc. (c)	444,091
27,500	Safeway, Inc. (c)	690,800
37,300	SUPERVALU, Inc. (c)	1,149,586
		2,284,477
	Food Products (1.9%)
76,700	Archer-Daniels-Midland Co. (c)	2,580,955
39,400	Pilgrim's Pride Corp. (c)	853,798
		3,434,753
	Gas Utilities (0.2%)
10,800	Energen Corp.	378,000
	Health Care Equipment and Supplies (1.6%)
11,600	Bausch & Lomb, Inc. (c)	738,920
21,400	Becton, Dickinson & Co.	1,317,812
11,100	C.R. Bard, Inc.	752,691
		2,809,423
	Health Care Providers and Services (4.9%)
31,400	AmerisourceBergen Corp. (c)	1,515,678
17,200	Cerner Corp. (a)(c)	816,140
21,400	Cigna Corp. (c)	2,795,268
27,850	Coventry Health Care, Inc. (a)	1,503,343
14,500	Health Net, Inc. (a)	736,890
15,000	Humana, Inc. (a)	789,750
14,500	Lincare Holdings, Inc. (a)	564,920
		8,721,989
	Hotels, Restaurants and Leisure (3.5%)
28,400	Brinker International, Inc. (c)	1,199,900
32,500	Choice Hotels International, Inc. (c)	1,487,850
50,400	Darden Restaurants, Inc.	2,067,912
6,800	GTECH Holdings Corp.	231,540
20,600	International Game Technology	725,532
6,800	Panera Bread Co. (a)(c)	511,224
		6,223,958
	Household Durables (0.5%)
24,200	American Greetings Corp. (c)	523,204
31,800	Whirlpool Corp. (c)	2,908,746
		3,431,950
	Household Products (0.5%)
18,400	Energizer Holdings, Inc. (a)	975,200
	Insurance (3.1%)
37,300	American Financial Group, Inc.	1,552,053
29,700	Assurant, Inc. (c)	1,462,725
78,300	CNA Financial Corp. (a)(c)	2,493,072
		5,507,850
	IT Services (3.4%)
54,200	Computer Sciences Corp. (a)	3,010,810
39,400	Global Payments, Inc.	2,088,594
41,600	Sabre Holdings Corp. (c)	978,848
		6,078,252
	Leisure Equipment and Products (2.5%)
40,800	Marvel Entertainment, Inc. (a)(c)	820,896
	Machinery (2.5%)
26,900	Cummins, Inc.	2,827,190
26,200	Joy Global, Inc.	1,565,974
		4,393,164
	Media (1.1%)
45,600	Harte-Hanks, Inc.	1,247,160
22,400	Univision Communications, Inc. (a)(c)	772,128
		2,019,288
	Metals and Mining (3.1%)
31,700	Nucor Corp. (c)	3,321,843
18,000	Phelps Dodge Corp. (c)	1,449,540
13,100	United States Steel Corp. (c)	794,908
		5,566,291
	Multiline Retail (1.8%)
31,100	JC Penney Co., Inc. Holding Co. (c)	1,878,751
33,900	Nordstrom, Inc.	1,328,202
1	Sears Holdings Corp. (a)(c)	132
		3,207,085
	Multi-Utilities (1.3%)
31,100	MDU Resources Group, Inc. (c)	1,040,295
29,000	NRG Energy, Inc. (a)(c)	1,311,380
		2,351,675
	Oil, Gas and Consumable Fuels (4.4%)
10,400	Amerada Hess Corp. (c)	1,480,960
26,900	EOG Resources, Inc. (c)	1,936,800
15,900	Overseas Shipholding Group (c)	762,087
19,100	Sunoco, Inc.	1,481,587
32,500	Tesoro Petroleum Corp.	2,221,050
		7,882,484
	Paper and Forest Products (0.4%)
26,600	Louisiana-Pacific Corp. (c)	723,520
	Pharmaceuticals (1.4%)
7,600	Allergan, Inc.	824,600
13,100	Barr Pharmaceuticals, Inc. (a)	825,038
44,200	King Pharmaceuticals, Inc. (a)	762,450
		2,412,088
	Real Estate (6.6%)
20,000	AvalonBay Communities, Inc. (c)	2,182,000
29,700	CB Richard Ellis Group, Inc. (a)	2,396,790
31,700	CBL & Associates Properties, Inc. (c)	1,345,665
152,700	HRPT Properties Trust (c)	1,792,698
57,300	Kimco Realty Corp. (c)	2,328,672
66,300	Trizec Properties, Inc. (c)	1,705,899
		11,751,724
	Road and Rail (1.1%)
19,800	CSX Corp.	1,184,040
26,900	Laidlaw International Inc.	731,680
		1,915,720
	Semiconductor and Semiconductor Equipment (4.8%)
42,100	Advanced Micro Devices, Inc. (a)	1,396,036
111,900	Freescale Semiconductor, Inc. (a)	3,107,463
17,900	Lam Research Corp. (a)	769,700
27,700	MEMC Electronic Materials, Inc. (a)	1,022,684
81,500	National Semiconductor Corp. (c)	2,268,960
		8,564,843
	Software (1.7%)
25,600	Autodesk, Inc. (a)	986,112
14,300	Fair Isaac Corp.	566,566
66,300	Sybase, Inc. (a)	1,400,256
		2,952,934
	Specialty Retail (3.3%)
40,300	American Eagle Outfitters, Inc.	1,203,358
47,700	Claire's Stores, Inc.	1,731,987
27,700	Men's Wearhouse, Inc. (a)(c)	995,538
39,400	Office Depot, Inc. (a)	1,467,256
22,100	Rent-A-Center, Inc. (a)(c)	565,539
		5,963,678
	Textiles, Apparel and Luxury Goods (0.8%)
43,500	Coach, Inc. (a)	1,504,230
	Thrifts and Mortgage Finance (3.1%)
5,500	Downey Financial Corp.	370,150
34,500	IndyMac Bancorp, Inc. (c)	1,412,085
23,300	The PMI Group, Inc. (c)	1,069,936
45,600	Radian Group, Inc. (c)	2,747,400
		5,599,571
	Tobacco (0.5%)
9,000	Reynolds American, Inc. (c)	949,500
	Trading Companies and Distributors (0.4%)
10,400	W.W. Grainger, Inc.	783,640
	Wireless Telecommunication Services (1.1%)
31,900	NII Holdings, Inc. (a)	1,881,143
	Total common stocks (cost $146,112,948)	178,498,484

	INVESTMENTS PURCHASED WITH CASH
	PROCEEDS FROM SECURITIES LENDING (29.2%)
$ 11,872,000	Bank of New York Institutional Cash Reserve Fund, 4.841% (b)	11,875,130
1,137,756	Bear Stearns Asset Backed Securities, 4.938%, 04/25/2006 (b)	1,138,121
1,000,000	Berkshire Hathaway Finance, 4.610%, 04/11/2006, Cost - $1,000,830;
	Acquired - 01/11/2005 (b)(e)	1,000,830
1,000,000	Berkshire Hathaway Finance, 4.810%, 05/16/2006 (b)	1,000,000
1,000,000	Beta Finance, Inc., 4.973%, 04/03/2006, Cost - $1,000,340;
	Acquired - 01/14/2005 (b)(e)	1,000,340
2,000,000	Capital Auto Receivables Asset Trust, 4.809%, 04/17/2006 (b)	2,000,706
1,956,469	Carrington Mortgage Loan Trust, 4.898%, 04/25/2006 (b)	1,956,621
2,000,000	Credit Based Asset Servicing and Securities, 4.883%, 04/25/2006 (b)	2,000,000
2,000,000	Credit Suisse First Boston, 4.740%, 05/19/2006 (b)	1,999,674
559,113	First Franklin Mortgage, 4.918%, 04/25/2006 (b)	559,142
1,800,000	General Electric Capital Corp., 4.590%, 04/03/2006 (b)	1,802,088
500,000	General Electric Capital Corp., 4.995%, 06/22/2006 (b)	500,585
2,000,000	Goldman Sachs Group, Inc., 5.025%, 06/22/2006 (b)	2,000,360
780,143	Granite Master Issuer PLC, 4.816%, 04/20/2006 (b)(d)	780,143
2,000,000	Merrill Lynch, 4.860%, 05/22/2006 (b)	2,000,100
2,000,000	Morgan Stanley, 4.830%, 05/09/2006 (b)	2,001,480
376,564	Morgan Stanley ABS Capital, 4.908%, 04/25/2006 (b)	376,464
1,455,187	Nomura Home Equity Loan, Inc., 4.898%, 04/25/2006 (b)	1,455,160
1,700,000	Permanent Financing PLC, 4.970%, 06/12/2006 (b)(d)	1,702,436
2,000,000	Protective Life Secured Trust, 4.660%, 04/14/2006 (b)	2,002,640
2,000,000	Royal Bank of Scotland PLC, 4.664%, 04/21/2006, Cost - $1,999,940;
	Acquired - 07/21/2005 (b)(d)(e)	1,999,940
2,000,000	Santander US, 4.990%, 06/19/2006, Cost - $2,000,660;
	Acquired - 09/21/2005 (b)(d)(e)	2,000,660
349,702	Structured Asset Investment Loan Trust, 4.908%, 04/25/2006 (b)	350,012
653,228	Structured Asset Investment Loan Trust, 4.938%, 04/25/2006 (b)	653,381
2,000,000	Suntrust Bank, 4.690%, 05/12/2006 (b)	1,999,494
2,000,000	Superior Wholesale Inventory Financing Trust, 4.849%, 04/17/2006 (b)	1,983,750
1,000,000	Textron Financial Floorplan Master Note, 4.840%, 04/13/2006,
	Cost - $1,002,257; Acquired - 05/26/2005 (b)(e)	1,002,257
1,000,000	White Pine Finance LLC, 4.776%, 04/20/2006, Cost - $1,000,080;
	Acquired - 12/22/2004 (b)(e)	1,000,080
2,000,000	World Savings Bank FSB, 4.980%, 06/20/2006 (b)	2,001,760
	Total investments purchased with cash proceeds
	from securities lending (cost $52,143,354)	52,143,354

	SHORT-TERM INVESTMENTS (0.2%)
277,000	AIM Liquid Asset Portfolio, 4.570%	277,000
938	Bank of New York Cash Reserve, 1.550%	938
	Total short term investments (cost $277,938)	277,938

	Total investments (cost $198,534,240) (129.4%) (f)	230,919,776
	Liabilities in excess of other assets (29.4%)	(52,522,260)
	Total Net Assets (100.0%)	$178,397,516

(a)	Non-income producing security.
(b)	Variable Coupon Rate - The rate reported is the rate in effect as of March 31, 2006
(c)	All or a portion of the security is out on loan.
(d)	Foreign Security or a U.S. Security of a foreign company.
(e)	Restricted under Rule 144A of the Securities Act of 1933.
(f)	The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows*:
	Cost of investments	$198,598,509
	Gross unrealized appreciation	34,499,922
	Gross unrealized depreciation	(2,178,655)
	Net unrealized appreciation	$32,321,267

	*Because tax adjustments are calculated annually, the above table reflects the tax adjustments
	outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax
	information, please refer to the Notes to Financial Statements section in the Fund’s most recent
	semi-annual or annual report.

40|86 Series Trust

Schedule of Investments (Unaudited)		March 31, 2006
Balanced Portfolio

SHARES OR
PRINCIPAL
AMOUNT		VALUE
	COMMON STOCKS (77.8%)
	Aerospace and Defense (2.0%)
3,600	Boeing Co.	$280,548
6,400	Honeywell International, Inc.	273,728
4,900	Northrop Grumman Corp. (d)	334,621
		888,897
	Air Freight and Logistics (0.3%)
2,800	Ryder System, Inc.	125,384
	Automobiles (0.3%)
2,300	Harley-Davidson, Inc. (d)	119,324
	Beverages (1.4%)
4,900	The Coca Cola Co.	205,163
800	Molson Coors Brewing Co.	54,896
6,060	PepsiCo, Inc.	350,207
		610,266
	Biotechnology (1.8%)
2,300	Applera Corp. - Applied Biosystems Group	62,422
8,900	Gilead Sciences, Inc. (a)	553,758
1,000	Invitrogen Corp. (a)	70,130
1,600	Techne Corp. (a)(d)	96,224
		782,534
	Capital Markets (2.7%)
1,000	The Bear Stearns Companies, Inc.	138,700
2,100	The Goldman Sachs Group, Inc. (d)	329,616
1,400	Lehman Brothers Holdings Inc.	202,342
6,300	Merrill Lynch & Co, Inc.	496,188
		1,166,846
	Chemicals (1.5%)
1,800	Airgas, Inc.	70,362
3,000	Ashland, Inc.	213,240
2,500	The Dow Chemical Co. (d)	101,500
1,300	FMC Corp.	80,574
1,600	The Scotts Miracle-Gro Co. - Class A (d)	73,216
1,800	Sigma-Aldrich Corp.	118,422
		657,314
	Commercial Banks (5.1%)
22,500	Bank of America Corp.	1,024,650
2,700	Comerica, Inc.	156,519
4,200	KeyCorp (d)	154,560
13,600	Wachovia Corp. (d)	762,280
1,500	Zions Bancorporation (d)	124,095
		2,222,104
	Commercial Services and Supplies (0.3%)
1,700	Robert Half International, Inc. (d)	65,637
1,500	West Corp. (a)	66,990
		132,627
	Communications Equipment (2.2%)
22,570	Cisco Systems, Inc. (a)	489,092
3,300	Harris Corp. (d)	156,057
12,000	Motorola, Inc.	274,920
4,000	Tellabs, Inc. (a)	63,600
		983,669
	Computers and Peripherals (2.7%)
19,688	Hewlett-Packard Co.	647,735
4,400	International Business Machines Corp.	362,868
8,100	Western Digital Corp. (a)(d)	157,383
		1,167,986
	Construction Materials (0.5%)
3,800	Florida Rock Industries, Inc. (d)	213,636
	Consumer Finance (0.3%)
3,600	AmeriCredit Corp. (a)(d)	110,628
	Diversified Financial Services (4.9%)
10,400	CIT Group, Inc.	556,608
6,332	Citigroup, Inc.	299,060
13,340	J.P. Morgan Chase & Co.	555,478
7,300	Moody's Corp. (d)	521,658
4,500	Principal Financial Group, Inc. (d)	219,600
		2,152,404
	Diversified Telecommunication Services (2.4%)
22,600	BellSouth Corp.	783,090
9,872	Sprint Corp. (d)	255,093
		1,038,183
	Electric Utilities (2.1%)
10,700	Edison International	440,626
11,900	Pacific Gas & Electric Corp. (d)	462,910
		903,536
	Electrical Equipment (1.6%)
5,500	Emerson Electric Co.	459,965
3,600	Rockwell Automation, Inc.	258,876
		718,841
	Electronic Equipment and Instruments (0.4%)
1,900	Arrow Electronics, Inc. (a)	61,313
5,500	Ingram Micro, Inc. (a)	110,000
		171,313
	Energy Equipment and Services (0.7%)
7,200	Patterson-UTI Energy, Inc.	230,112
1,500	Unit Corp. (a)(d)	83,625
		313,737
	Food and Staples Retailing (0.6%)
4,200	CVS Corp.	125,454
4,800	SUPERVALU, Inc. (d)	147,936
		273,390
	Food Products (0.9%)
9,600	Archer-Daniels-Midland Co.	323,040
3,100	Pilgrim's Pride Corp. (d)	67,177
		390,217
	Health Care Equipment and Supplies (1.1%)
1,400	Bausch & Lomb, Inc.	89,180
3,400	Becton, Dickinson & Co.	209,372
2,600	C.R. Bard, Inc.	176,306
		474,858
	Health Care Providers and Services (2.6%)
4,000	AmerisourceBergen Corp. (d)	193,080
2,400	Cigna Corp. (d)	313,488
4,800	Humana, Inc. (a)	252,720
2,200	Lincare Holdings, Inc. (a)	85,712
1	Medco Health Solutions, Inc. (a)	57
3,900	Wellpoint, Inc. (a)	301,977
		1,147,034
	Hotels, Restaurants and Leisure (1.2%)
6,200	Darden Restaurants, Inc.	254,386
4,400	McDonald's Corp.	151,184
2,800	Starbucks Corp. (a)	105,392
		510,962
	Household Durables (0.5%)
2,200	Whirlpool Corp. (d)	201,234
	Household Products (1.6%)
3,400	Colgate Palmolive Co.	194,140
9,165	Procter & Gamble Co.	528,087
		722,227
	Independent Power Producers and Energy Traders (0.8%)
7,700	TXU Corp.	344,652
	Industrial Conglomerates (0.9%)
4,300	Textron, Inc.	401,577
	Insurance (2.7%)
1,200	The Allstate Corp.	62,532
6,000	Genworth Financial, Inc.	200,580
3,100	Lincoln National Corp. (d)	169,229
4,800	Metlife, Inc. (d)	232,176
2,500	Prudential Financial, Inc.	189,525
8,000	The St. Paul Travelers Companies, Inc. (d)	334,320
		1,188,362
	Internet Software and Services (0.6%)
650	Google, Inc. (a)	253,500
	IT Services (0.6%)
1,500	CheckFree Corp. (a)(d)	75,750
3,300	Computer Sciences Corp. (a)	183,315
		259,065
	Machinery (1.4%)
2,400	Cummins, Inc. (d)	252,240
4,450	Joy Global, Inc. (d)	265,977
1,300	Oshkosh Truck Corp.	80,912
		599,129
	Media (2.9%)
1,900	CBS Corp. - Class B	45,562
2,300	Harte Hanks, Inc.	62,905
4,050	The McGraw-Hill Companies, Inc.	233,361
28,330	Time Warner, Inc.	475,661
1,900	Viacom Inc. - Class B (a)	73,720
13,900	The Walt Disney Co. (d)	387,671
		1,278,880
	Metals and Mining (0.9%)
3,300	Nucor Corp. (d)	345,807
800	Southern Copper Corp. (d)	67,584
		413,391
	Multiline Retail (1.3%)
2,700	Dillard's Inc. (d)	70,308
5,500	J.C. Penney Co., Inc. Holding Co. (d)	332,255
4,400	Nordstrom, Inc.	172,392
		574,955
	Oil, Gas and Consumable Fuels (5.6%)
6,100	ConocoPhillips (d)	385,215
3,200	Devon Energy Corp. (d)	195,744
12,940	Exxon Mobil Corp.	787,528
4,900	Marathon Oil Corp.	373,233
2,600	Occidental Petroleum Corp.	240,890
8,400	Valero Energy Corp.	502,152
		2,484,762
	Paper and Forest Products (0.4%)
6,600	Louisiana-Pacific Corp. (d)	179,520
	Pharmaceuticals (4.6%)
1,100	Barr Pharmaceuticals Inc. (a)	69,278
13,880	Johnson & Johnson	821,973
8,200	King Pharmaceuticals, Inc. (a)	141,450
11,500	Merck & Co., Inc. (d)	405,145
19,840	Pfizer, Inc.	494,413
2,600	Watson Pharmaceuticals, Inc. (a)	74,724
		2,006,983
	Real Estate (1.5%)
1,800	AvalonBay Communities, Inc. (d)	196,380
3,200	CBL & Associates Properties, Inc. (d)	135,840
4,300	Kimco Realty Corp. (d)	174,752
3,000	ProLogis	160,500
		667,472
	Road and Rail (0.9%)
1,400	Burlington Northern Santa Fe Corp.	116,662
3,600	CSX Corp.	215,280
2,500	Laidlaw International Inc.	68,000
		399,942
	Semiconductor and Semiconductor Equipment (2.6%)
8,300	Freescale Semiconductor Inc. - Class A (a)(d)	230,823
1,300	Freescale Semiconductor Inc. - Class B (a)(d)	36,101
15,180	Intel Corp.	293,733
7,000	MEMC Electronic Materials, Inc. (a)(d)	258,440
3,700	National Semiconductor Corp. (d)	103,008
7,200	Texas Instruments Inc.	233,784
		1,155,889
	Software (3.0%)
9,400	Adobe Systems, Inc. (d)	328,248
1,400	Fair Isaac Corp.	55,468
31,040	Microsoft Corp.	844,598
7,200	Oracle Corp. (a)	98,568
		1,326,882
	Specialty Retail (2.2%)
3,000	American Eagle Outfitters, Inc. (d)	89,580
11,990	Home Depot, Inc.	507,177
2,200	Lowe's Companies, Inc. (d)	141,768
6,200	Office Depot, Inc. (a)	230,888
		969,413
	Textiles, Apparel and Luxury Goods (0.4%)
5,600	Coach, Inc. (a)	193,648
	Thrifts and Mortgage Finance (0.8%)
1,600	IndyMac Bancorp, Inc. (d)	65,488
1,800	Radian Group, Inc. (d)	108,450
3,945	Washington Mutual, Inc. (d)	168,136
		342,074
	Tobacco (1.3%)
5,810	Altria Group, Inc.	411,697
1,300	Reynolds American, Inc. (d)	137,150
		548,847
	Trading Companies and Distributors (0.4%)
2,500	W.W. Grainger, Inc.	188,375
	Wireless Telecommunication Services (0.3%)
2,000	NII Holdings, Inc. (a)(d)	117,940
	Total common stocks (cost $28,566,839)	34,094,409

	PREFERRED STOCKS (0.5%)
	Media (0.4%)
145	Centaur Funding Corp., 9.080%, 04/21/2020, Cost - $171,062; Acquired - 07/22/2003 (b)	179,845
	Textiles, Apparel and Luxury Goods (0.1%)
1,695	Tommy Hilfiger USA, 9.000%, 12/01/2031	42,714
	Total preferred stocks (cost $214,259)	222,559

	COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)
$ 130,000	Credit Suisse Mortgage Capital Certificate, Series 2006-OMA, 5.538%, 05/15/2023,
	Cost - $130,642 ; Acquired - 01/27/2006 (b)	126,580
	Total collateralized mortgage obligations (cost $130,642)	126,580

	CORPORATE BONDS (15.7%)
	Beverages (0.2%)
70,000	Miller Brewing Co., 5.500%, 08/15/2013, Cost - $71,906; Acquired - 07/13/2005 (b)	69,116
	Chemicals (0.8%)
50,000	Lubrizol Corp., 5.500%, 10/01/2014	48,501
80,000	Lyondell Chemical Co., 9.625%, 05/01/2007	83,000
190,000	Terra Capital, Inc., 12.875%, 10/15/2008	220,162
		351,663
	Commercial Banks (0.5%)
70,000	ICICI Bank Ltd. Singapore, 5.750%, 11/16/2010, Cost - $69,814; Acquired - 02/28/2006 (b)(e)	69,144
35,000	Oversea-Chinese Banking Corp. Ltd., 7.750%, 09/06/2011, Cost - $38,980;
	Acquired - 11/08/2005 (b)(e)	38,549
85,000	PNC Funding Corp., 7.500%, 11/01/2009	90,819
40,000	Union Planters Bank NA, 6.500%, 03/15/2018	40,800
		239,312
	Commercial Services and Supplies (0.5%)
125,000	Cendant Corp., 7.375%, 01/15/2013	137,482
80,000	Corrections Corporation of America, 6.250%, 03/15/2013 (d)	79,100
		216,582
	Construction and Engineering (0.2%)
55,000	Blount, Inc., 8.875%, 08/01/2012 (d)	57,475
50,000	William Lyon Homes, Inc., 7.625%, 12/15/2012	43,750
		101,225
	Containers and Packaging (0.7%)
275,000	Owens-Brockway Glass Container, 8.875%, 02/15/2009	287,719
	Diversified Financial Services (1.3%)
80,000	American General Finance Corp., 4.875%, 07/15/2012	76,540
70,000	Erac USA Finance Co., 6.750%, 05/15/2007, Cost - $71,120; Acquired - 02/16/2006 (b)	70,755
70,000	General Motors Acceptance Corp., 7.750%, 01/19/2010	68,306
200,000	Household Finance Corp., 4.125%, 11/16/2009	191,737
100,000	Hutchison Whampoa Finance CI Ltd., 7.450%, 08/01/2017, Cost - $113,771;
	Acquired - 12/19/2005 (b)(e)	110,118
		517,456
	Diversified Telecommunication Services (0.5%)
65,000	Intelsat Subsidiary Holding Co., Ltd., 8.625%, 01/15/2015 (c)(d)(e)	67,438
25,000	Sprint Capital Corp., 8.375%, 03/15/2012	28,281
65,000	Sprint Capital Corp., 8.750%, 03/15/2032 (d)	81,504
54,000	TELUS Corp., 8.000%, 06/01/2011 (e)	59,624
		236,847
	Electric Utilities (0.4%)
195,000	Pacific Gas & Electric Co., 6.050%, 03/01/2034	191,457
	Electronic Equipment and Instruments (0.1%)
35,000	Jabil Circuit, Inc., 5.875%, 07/15/2010	35,075
	Health Care Equipment and Supplies (0.6%)
270,000	Hillenbrand Industries, Inc., 4.500%, 06/15/2009	262,552
	Health Care Providers and Services (0.3%)
55,000	Davita, Inc., 6.625%, 03/15/2013	55,137
35,000	Laboratory Corporation of America Holdings, 5.625%, 12/15/2015	34,433
35,000	Quest Diagnostics, Inc., 5.450%, 11/01/2015	34,171
		123,741
	Hotels, Restaurants and Leisure (1.1%)
75,000	Carnival Corp., 6.150%, 04/15/2008 (e)	76,012
155,000	Hyatt Equities LLC, 6.875%, 06/15/2007, Cost - $154,899; Acquired - 06/12/2002 (b)	157,191
70,000	MGM Mirage, 6.875%, 04/01/2016, Cost - $70,000; Acquired - 03/22/2006 (b)	69,737
150,000	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 05/01/2012	163,875
40,000	Wynn Las Vegas LLC, 6.625%, 12/01/2014 (d)	39,050
		505,865
	Household Durables (0.9%)
175,000	KB Home, 5.750%, 02/01/2014 (d)	160,858
240,000	NVR, Inc., 5.000%, 06/15/2010	230,380
		391,238
	Insurance (1.2%)
140,000	Marsh & McLennan Companies, Inc., 4.720%, 07/13/2007 (c)	139,894
150,000	Protective Life US Funding Trust, 5.875%, 08/15/2006, Cost - $150,625;
	Acquired - 01/05/2006 (b)	150,352
225,000	RenaissanceRe Holdings Ltd., 7.000%, 07/15/2008 (e)	230,657
35,000	The St. Paul Travelers Companies, Inc., 5.500%, 12/01/2015	34,300
		555,203
	Machinery (0.1%)
55,000	Case Corp., 7.250%, 01/15/2016	54,175
	Media (1.1%)
40,000	British Sky Broadcasting PLC, 8.200%, 07/15/2009 (e)	43,031
155,000	Charter Communications, Inc., 8.000%, 04/30/2012, Cost - $155,156;
	Acquired - 04/21/2004 (b)	155,000
61,000	DirecTV Holdings LLC, 8.375%, 03/15/2013	65,422
100,000	EchoStar DBS Corporation, 6.625%, 10/01/2014	97,125
125,000	News America, Inc., 6.200%, 12/15/2034	117,442
		478,020
	Metals and Mining (0.1%)
65,000	Corporacion Nacional del Cobre, 5.625%, 09/21/2035, Cost - $63,817;
	Acquired - 09/16/2005 (b)(e)	61,545
	Multiline Retail (0.2%)
75,000	J.C. Penney Co., Inc. Holding Co., 8.000%, 03/01/2010	81,119
	Multi-Utilities (0.2%)
70,000	Sempra Energy, 6.000%, 02/01/2013 (d)	71,060
	Oil, Gas and Consumable Fuels (1.0%)
100,000	Chesapeake Energy Corp., 6.250%, 01/15/2018	98,250
70,000	Enterprise Products Operating LP, 5.600%, 10/15/2014	67,992
62,510	Ras Laffan Liquefied Natural Gas Co., Ltd., 3.437%, 09/15/2009, Cost - $61,772;
	Acquired - 07/02/2004 (b)(e)	60,404
110,000	Southern Natural Gas Co., 8.875%, 03/15/2010	117,563
65,000	XTO Energy, Inc., 6.100%, 04/01/2036	63,470
		407,679
	Paper and Forest Products (0.1%)
50,000	Boise Cascade LLC, 7.125%, 10/15/2014 (d)	48,375
	Real Estate (2.0%)
150,000	Chelsea Property Group, 7.250%, 10/21/2007	153,438
80,000	Health Care REIT, Inc., 7.500%, 08/15/2007	81,568
215,000	Hospitality Properties Trust, 6.750%, 02/15/2013	223,981
55,000	iStar Financial, Inc., 8.750%, 08/15/2008	58,845
40,000	iStar Financial, Inc., 5.150%, 03/01/2012	38,435
35,000	New Plan Excel Realty Trust, Inc., 5.125%, 09/15/2012	33,606
200,000	Senior Housing Properties Trust, 8.625%, 01/15/2012	221,000
70,000	Spieker Properties LP, 7.125%, 07/01/2009	73,224
		884,097
	Software and Services (0.2%)
70,000	Oracle Corp. / Ozark Holding Inc., 5.000%, 01/15/2011, Cost - $69,755;
	Acquired - 01/10/2006 (b)	68,440
	Wireless Telecommunication Services (1.4%)
65,000	America Movil SA de CV, 6.375%, 03/01/2035 (e)	61,440
155,000	Cingular Wireless Services, Inc., 8.750%, 03/01/2031	196,884
270,000	Nextel Communications, Inc., 6.875%, 10/31/2013	278,797
60,000	Rogers Wireless, Inc., 7.500%, 03/15/2015 (d)(e)	64,650
		601,771
	Total corporate bonds (cost $6,825,998)	6,841,332

	FOREIGN GOVERNMENT NOTES/BONDS (0.6%)
155,000	The Export-Import Bank Of Korea, 4.500%, 08/12/2009 (e)	150,690
40,000	Ministry Finance Russia, 3.000%, 05/14/2011 (e)	35,392
70,000	Republic of Philippines, 7.750%, 01/14/2031 (d)(e)	70,875
	Total foreign government notes/bonds (cost $258,467)	256,957

	MORTGAGE BACKED SECURITIES (0.4%)
41,388	First Union National Bank Commercial Mortgage, Series 1999-C4, 7.184%, 12/15/2031	41,784
136,398	Residential Funding Mortgage Securities I, Series 2005-S7, 5.500%, 11/25/2035	134,314
	Total mortgage backed securities (cost $176,490)	176,098

	MUNICIPAL BONDS (2.7%)
30,000	Baltimore Maryland General Obligation Unlimited, 7.250%, 10/15/2010	31,423
165,000	California County Tobacco Securitization Agency, 7.500%, 06/01/2019	166,848
154,791	Louisiana Tobacco Settlement Financing Corp., 6.360%, 05/15/2025	154,827
165,000	Mansfield Texas General Obligation Limited, 5.410%, 02/15/2019	160,375
235,000	Ohio State Revenue Bond, 5.540%, 10/01/2025	227,654
150,000	Rhode Island Tobacco Settlement Financing Corp., 5.920%, 06/01/2012	149,207
80,000	Santa Rosa California Redevelopment Agency Tax Allocation, 5.500%, 08/01/2020	76,927
134,818	South Dakota Educational Enhancement Funding Corp., 6.720%, 06/01/2025	134,483
95,000	South El Monte California Tax Allocation Note, 4.950%, 08/01/2014	89,961
	Total municipal bonds (cost $1,208,650)	1,191,705

	U.S. TREASURY OBLIGATIONS (1.7%)
5,000	U.S. Treasury Bond, 5.375%, 02/15/2031 (d)	5,265
40,000	U.S. Treasury Note, 4.500%, 02/28/2011 (d)	39,430
36,339	U.S. Treasury Note, 1.625%, 01/15/2015 (d)	34,305
710,000	U.S. Treasury Note, 4.250%, 08/15/2015 (d)	676,580
10,000	U.S. Treasury Note, 4.500%, 11/15/2015 (d)	9,707
	Total U.S. treasury obligations (cost $793,917)	765,287

	INVESTMENTS PURCHASED WITH CASH
	PROCEEDS FROM SECURITIES LENDING (27.6%)
4,765,000	Bank of New York Institutional Cash Reserve Fund, 4.841% (c)	4,766,256
500,000	Berkshire Hathaway Finance, 4.810%, 05/16/2006 (c)	500,000
500,000	Berkshire Hathaway Finance, 4.810%, 05/16/2006, Cost - $500,015;
	Acquired - 05/18/2005 (b)(c)	500,015
500,000	Berkshire Hathaway Finance, 4.810%, 05/16/2006, Cost - $500,115;
	Acquired - 02/16/2006 (b)(c)	500,115
500,000	Capital Auto Receivables Asset Trust, 4.809%, 04/17/2006 (c)	500,176
250,000	Credit-Based Asset Servicing and Securities, 4.883%, 04/25/06 (c)	250,000
500,000	Credit Suisse First Boston, 4.740%, 05/19/2006 (c)	499,919
279,556	First Franklin Mortgage, 4.918%, 04/25/2006 (c)	279,571
300,000	General Electric Capital Corp., 4.590%, 04/03/2006 (c)	300,348
200,000	General Electric Capital Corp., 4.820%, 05/19/2006 (c)	200,130
260,048	Granite Master Issuer PLC, 4.816%, 04/20/2006 (c)(e)	260,047
188,282	Morgan Stanley ABS Capital, 4.908%, 04/25/2006 (c)	188,232
400,000	Permanent Financing PLC, 4.970%, 06/12/2006 (c)(e)	400,573
500,000	Royal Bank of Scotland PLC, 4.664%, 04/21/2006, Cost - $499,985;
	Acquired - 07/21/2005 (b)(c)(e)	499,985
486,151	Specialty Underwriting and Residential Finance Trust, 4.898%, 04/25/2006 (c)	486,151
69,940	Structured Asset Investment Loan Trust, 4.908%, 04/25/2006 (c)	70,002
500,000	Suntrust Bank, 4.690%, 05/12/2006 (c)	499,874
500,000	Superior Wholesale Inventory Financing Trust, 4.849%, 04/17/2006 (c)	495,938
500,000	Textron Financial Floorplan Master Note, 4.840%, 04/13/2006, Cost - $501,129;
	Acquired - 05/26/2005 (b)(c)	501,129
400,000	World Savings Bank FSB, 4.980%, 06/20/2006 (c)	400,352
	Total investments purchased with cash proceeds
	from securities lending (cost $12,098,813)	12,098,813

	SHORT TERM INVESTMENTS (0.3%)
130,000	AIM Liquid Asset Portfolio, 4.380%	130,000
21,901	Bank Of New York Cash Reserve, 1.550%	21,901
	Total short term investments (cost $151,901)	151,901

	Total investments (Cost $50,425,976) (127.6%) (f)	55,925,641
	Liabilities in excess of other assets (27.6%)	(12,089,158)
	Total Net Assets (100.0%)	$43,836,483

(a)	Non-income producing security.
(b)	Restricted under Rule 144A of Securities Act of 1933.
(c)	Variable Coupon Rate - The rate reported is the rate in effect as of March 31, 2006.
(d)	All or a portion of the security is out on loan.
(e)	Foreign Security or a U.S. security of a foreign company.
(f)	The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows*:
	Cost of investments	$50,680,171
	Gross unrealized appreciation	5,909,426
	Gross unrealized depreciation	(663,956)
	Net unrealized appreciation	$5,245,470

	*Because tax adjustments are calculated annually, the above table reflects the tax adjustments
	outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax
	information, please refer to the Notes to Financial Statements section in the Fund’s most recent
	semi-annual or annual report.

40|86 Series Trust

Schedule of Investments (Unaudited)		March 31, 2006
High Yield Portfolio

SHARES OR
PRINCIPAL
AMOUNT		VALUE
	COMMON STOCKS (0.3%)
	Chemicals (0.3%)
842	Huntsman Corp. (a)	$16,251
	Total common stocks (cost $5,972)	16,251

	PREFERRED STOCKS (0.5%)
	Textiles, Apparel and Luxury Goods (0.5%)
1,171	Tommy Hilfiger USA, 9.000%, 12/01/2031	29,509
	Total preferred stocks (cost $29,861)	29,509

	CORPORATE BONDS (118.7%)
	Aerospace and Defense (3.1%)
$ 75,000	Alliant Techsystems Inc., 6.750%, 04/01/2016	76,125
70,000	DRS Technologies, Inc., 6.875%, 11/01/2013	70,350
45,000	Hexcel Corp., 6.750%, 02/01/2015	44,775
		191,250
	Auto Components (2.5%)
45,000	Tenneco Automotive, Inc., 8.625%, 11/15/2014	45,225
45,000	TRW Automotive Acquisition, 9.375%, 02/15/2013	48,881
60,000	United Components, Inc., 9.375%, 06/15/2013	58,200
		152,306
	Building Products (0.9%)
55,000	FastenTech, Inc., 11.500%, 05/01/2011	55,275
	Capital Markets (5.3%)
320,129	Targeted Return Index, 7.560%, 02/15/2015, Cost - $325,552; Acquired - 02/03/2006 and
	03/09/2006 (b)(c)	324,249
	Chemicals (1.7%)
45,000	Nalco Co., 8.875%, 11/15/2013	47,025
53,000	Rockwood Specialties Group, Inc., 10.625%, 05/15/2011	58,433
		105,458
	Commercial Services and Supplies (3.8%)
100,000	Adesa, Inc., 7.625%, 06/15/2012	102,750
50,000	Allied Waste North America, Inc., 7.250%, 03/15/2015	51,250
80,000	Corrections Corp of America, 6.250%, 03/15/2013	79,100
		233,100
	Communications Equipment (0.7%)
45,000	Superior Essex Communications, 9.000%, 04/15/2012	45,450
	Construction and Engineering (2.4%)
60,000	Blount, Inc., 8.875%, 08/01/2012	62,700
100,000	William Lyon Homes, Inc., 7.625%, 12/15/2012	87,500
		150,200
	Construction Materials (2.0%)
120,000	U.S. Concrete, Inc., 8.375%, 04/01/2014	124,200
	Containers and Packaging (5.3%)
50,000	Ball Corp., 6.625%, 03/15/2018	49,875
125,000	Graham Packaging Co., 8.500%, 10/15/2012	126,875
100,000	Owens-Brockway 8.250%, 05/15/2013	105,000
45,000	Park-Ohio Industries, 8.375%, 11/15/2014	42,637
		324,387
	Diversified Financial Services (0.8%)
50,000	General Motors Acceptance Corp., 7.750%, 01/19/2010	48,790
	Diversified Telecommunication Services (8.2%)
100,000	Cincinnati Bell, Inc., 8.375%, 01/15/2014	102,125
105,000	Innova S de RL, 9.375%, 09/19/2013 (d)	118,125
45,000	Intelsat Subsidiary Holding Co., 9.614%, 01/15/2012 (c)(d)	45,956
25,000	Intelsat Subsidiary Holding Co., 8.625%, 01/15/2015 (d)	25,938
100,000	L-3 Communications Corp., 6.375%, 10/15/2015	99,000
110,000	Qwest Communications International, Inc. 7.250%, 02/15/2011	113,300
		504,444
	Electronic Equipment and Instruments (2.5%)
105,000	Flextronics International Ltd., 6.250%, 11/15/2014 (d)	103,425
50,000	Sanmina-SCI Corp., 8.125%, 03/01/2016	50,750
		154,175
	Food Products (2.4%)
100,000	Del Monte Corp., 6.750%, 02/15/2015	98,000
50,000	Dole Food Co, Inc., 7.250%, 06/15/2010	47,375
		145,375
	Health Care Equipment and Supplies (1.8%)
105,000	Universal Hospital Services, Inc., 10.125%, 11/01/2011	109,463
	Health Care Providers and Services (3.9%)
125,000	Alderwoods Group, Inc., 7.750%, 09/15/2012	129,062
110,000	Davita, Inc., 7.250%, 03/15/2015	111,100
		240,162
	Hotels, Restaurants and Leisure (11.8%)
50,000	Boyd Gaming Corp., 7.125%, 02/01/2016	50,937
30,000	Host Marriott LP, 7.125%, 11/01/2013	30,675
90,000	Host Marriott LP, 6.375%, 03/15/2015	88,987
95,000	Las Vegas Sands Corp., 6.375%, 02/15/2015	91,675
100,000	MGM Mirage, 6.625%, 07/15/2015	98,875
80,000	Pinnacle Entertainment, Inc., 8.250%, 03/15/2012	84,200
85,000	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 05/01/2012	92,863
95,000	Vail Resorts, Inc., 6.750%, 02/15/2014	94,288
100,000	Wynn Las Vegas LLC, 6.625%, 12/01/2014	97,625
		730,125
	Household Durables (1.5%)
100,000	Beazer Homes USA, Inc., 6.875%, 07/15/2015	95,500
	Household Products (1.7%)
95,000	Church & Dwight, Inc., 6.000%, 12/15/2012	93,931
14,000	Spectrum Brands, Inc., 7.375%, 02/01/2015	12,250
		106,181
	Leisure Equipment and Products (2.5%)
60,000	K2, Inc., 7.375%, 07/01/2014	60,150
90,000	Riddell Bell Holdings, Inc., 8.375%, 10/01/2012	91,125
		151,275
	Machinery (3.1%)
130,000	Case Corp., 7.250%, 01/15/2016	128,050
60,000	Terex Corp., 7.375%, 01/15/2014	61,800
		189,850
	Media (12.4%)
105,000	Charter Communications, 8.375%, 04/30/2014, Cost - $106,575; Acquired - 11/05/2004 (b)	105,262
50,000	CSC Holdings, Inc., 7.000%, 04/15/2012, Cost - $49,377; Acquired - 03/23/2006 (b)	49,125
50,000	DirecTV Holdings LLC, 6.375%, 06/15/2015	49,625
105,000	EchoStar DBS Corporation, 6.625%, 10/01/2014	101,981
100,000	LIN Television Corp., 6.500%, 05/15/2013	94,500
67,000	PanAmSat Corp., 9.000%, 08/15/2014	70,853
90,000	R.H. Donnelley Corp., 6.875%, 01/15/2013	84,600
85,000	Sinclair Broadcast Group, Inc., 8.000%, 03/15/2012	87,125
45,000	Sun Media Corp., 7.625%, 02/15/2013 (d)	46,575
75,000	Warner Music Group, 7.375%, 04/15/2014	74,625
		764,271
	Metals and Mining (1.3%)
85,000	Novelis, Inc., 7.750%, 02/15/2015, Cost - $85,150; Acquired - 01/28/2005 and
	06/02/2005 (b)(d)	82,025
	Multiline Retail (0.9%)
50,000	Neiman Marcus Group, Inc., 10.375%, 10/15/2015, Cost - $52,692; Acquired - 03/10/2006 (b)	53,375
	Multi-Utilities (0.8%)
50,000	NRG Energy, Inc., 7.250%, 02/01/2014	50,938
	Oil, Gas and Consumable Fuels (12.2%)
100,000	Atlas Pipeline Partners LP, 8.125%, 12/15/2015, Cost - $102,000; Acquired - 01/04/2006 (b)	104,750
110,000	Chesapeake Energy Corp., 6.250%, 01/15/2018	108,075
40,000	Dynegy Holdings, Inc., 10.125%, 07/15/2013, Cost - $39,737; Acquired - 08/01/2003 (b)	45,878
50,000	Dynegy Holdings, Inc., 8.375%, 05/01/2016, Cost - $50,000; Acquired - 03/29/2006 (b)	50,000
115,000	El Paso Production Holding Co., 7.750%, 06/01/2013	119,744
66,749	Midwest Generation LLC, 8.560%, 01/02/2016	71,993
50,000	Mirant North America LLC, 7.375%, 12/31/2013, Cost - $50,875; Acquired - 02/09/2006 (b)	51,250
100,000	Pacific Energy Partners LP, 7.125%, 06/15/2014	102,250
50,000	Targa Resources, Inc., 8.500%, 11/01/2013, Cost - $52,434; Acquired - 02/10/2006 (b)	52,250
50,000	Whiting Petroleum Corp., 7.000%, 02/01/2014	49,750
		755,940
	Paper and Forest Products (4.7%)
75,000	Cenveo Corp., 9.625%, 03/15/2012	81,094
75,000	Georgia-Pacific Corp., 7.375%, 12/01/2025	72,375
55,000	Graphic Packaging International Corp., 9.500%, 08/15/2013	51,700
90,000	Neenah Paper, Inc., 7.375%, 11/15/2014	85,050
		290,219
	Personal Products (3.3%)
65,000	Del Laboratories, Inc., 8.000%, 02/01/2012	52,975
100,000	Elizabeth Arden, Inc., 7.750%, 01/15/2014	103,000
50,000	NBTY, Inc., 7.125%, 10/01/2015, Cost - $49,573; Acquired - 09/16/2005 (b)	47,500
		203,475
	Pharmaceuticals (0.8%)
50,000	Mylan Labs, Inc., 6.375%, 08/15/2015	50,500
	Real Estate (1.5%)
85,000	Senior Housing Properties Trust, 8.625%, 01/15/2012	93,925
	Road and Rail (3.1%)
75,000	Hertz Corp., 8.875%, 01/01/2014, Cost - $75,750; Acquired - 12/15/2005 and 01/12/2006 (b)	78,188
100,000	TFM SA De CV, 9.375%, 05/01/2012 (d)	110,500
		188,688
	Semiconductor and Semiconductor Equipment (0.8%)
50,000	Freescale Semiconductor, Inc., 7.125%, 07/15/2014	52,125
	Textiles, Apparel and Luxury Goods (3.7%)
100,000	Brown Shoe, Inc., 8.750%, 05/01/2012	106,000
115,000	Russell Corp., 9.250%, 05/01/2010	119,887
		225,887
	Tobacco (0.6%)
40,000	Alliance One International, Inc., 11.000%, 05/15/2012	38,600
	Wireless Telecommunication Services (4.7%)
69,300	AirGate PCS, Inc., 9.375%, 09/01/2009, Cost - $62,054; Acquired - 02/13/2004 (b)	73,025
32,000	Alamosa Delaware, Inc., 11.000%, 07/31/2010	35,760
25,000	New Skies Satellites NV, 9.125%, 11/01/2012 (d)	26,937
40,000	Rogers Wireless, Inc., 9.625%, 05/01/2011 (d)	46,150
50,000	Rogers Wireless, Inc., 7.500%, 03/15/2015 (d)	53,875
50,000	Rural Cellular Corp., 8.250%, 03/15/2012	52,250
		287,997
	Total corporate bonds (cost $7,330,746)	7,319,180

	FOREIGN GOVERNMENT NOTES/BONDS (1.6%)
100,000	Republic of Philippines, 7.750%, 01/14/2031 (d)	101,250
	Total foreign government notes/bonds (cost $98,644)	101,250

	Total investments (cost $7,465,223) (121.1%) (e)	7,466,190
	Liabilities in excess of other assets (21.1%)	(1,300,794)
	Total Net Assets (100.0%)	$6,165,396

(a)	Non-income producing security.
(b)	Restricted under Rule 144A of the Securities Act of 1933.
(c)	Variable Coupon Rate - The rate reported is the rate in effect as of March 31, 2006.
(d)	Foreign Security or U.S. Security of a foreign company.
(e)	The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows*:
	Cost of investments	$7,468,145
	Gross unrealized appreciation	135,052
	Gross unrealized depreciation	(137,007)
	Net unrealized depreciation	$(1,955)

	*Because tax adjustments are calculated annually, the above table reflects the tax adjustments
	outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax
	information, please refer to the Notes to Financial Statements section in the Fund’s most recent
	semi-annual or annual report.

40|86 Series Trust

Schedule of Investments (Unaudited)		March 31, 2006
Fixed Income Portfolio

SHARES OR
PRINCIPAL
AMOUNT		VALUE
	PREFERRED STOCKS (0.9%)
	Media (0.7%)
130	Centaur Funding Corp., Cost - $153,366; Acquired - 07/22/2003 (b)	$161,241
	Textiles, Apparel and Luxury Goods (0.2%)
1,486	Tommy Hilfiger USA, 9.000%, 12/01/2031	37,447
	Total preferred stocks (cost $191,237)	198,688

	COLLATERALIZED MORTGAGE OBLIGATIONS (1.1%)
$ 250,000	Credit Suisse Mortgage Capital Certificate, Series 2006-OMA, 5.538%, 05/15/2023,
	Cost - $251,234; Acquired - 01/27/2006 (b)	243,423
	Total collateralized mortgage obligations (cost $251,234)	243,423

	CORPORATE BONDS (59.3%)
	Beverages (0.6%)
135,000	Miller Brewing Co., 5.500%, 08/15/2013, Cost - $138,677; Acquired - 07/13/2005 (b)	133,295
	Capital Markets (0.3%)
65,000	Lehman Brothers Holdings, Inc., 3.600%, 03/13/2009	62,040
	Chemicals (1.2%)
100,000	Lubrizol Corp., 5.500%, 10/01/2014 (d)	97,001
75,000	Lyondell Chemical Co., 9.625%, 05/01/2007	77,813
80,000	Terra Capital, Inc., 12.875%, 10/15/2008	92,700
		267,514
	Commercial Banks (3.3%)
145,000	Huntington National Bank, 3.125%, 05/15/2008	138,586
135,000	ICICI Bank Ltd. Singapore, 5.750%, 11/16/2010, Cost - $134,641; Acquired - 02/28/2006 (b)(e)	133,348
70,000	Oversea-Chinese Banking Corporation Ltd., 7.750%, 09/06/2011, Cost - $77,960;
	Acquired - 11/08/2005 (b)(e)	77,098
165,000	PNC Funding Corp., 7.500%, 11/01/2009	176,297
185,000	Union Planters Bank NA, 6.500%, 03/15/2018	188,701
		714,030
	Commercial Services and Supplies (1.2%)
75,000	Cendant Corp., 7.375%, 01/15/2013	82,489
170,000	Corrections Corporation of America, 6.250%, 03/15/2013 (d)	168,088
		250,577
	Computers and Peripherals (0.3%)
70,000	NCR Corp., 7.125%, 06/15/2009	72,188
	Construction and Engineering (1.0%)
115,000	Blount, Inc., 8.875%, 08/01/2012 (d)	120,175
105,000	William Lyon Homes, Inc., 7.625%, 12/15/2012	91,875
		212,050
	Consumer Finance (1.0%)
230,000	General Motors Acceptance Corp., 7.750%, 01/19/2010	224,433
	Containers and Packaging (0.5%)
100,000	Owens-Brockway Glass Container, 8.875%, 02/15/2009	104,625
	Diversified Financial Services (3.0%)
150,000	American General Finance Corp., 4.875%, 07/15/2012	143,514
50,000	Bunge Ltd Finance Corp., 4.375%, 12/15/2008	48,577
135,000	Erac USA Finance Co., 6.750%, 05/15/2007, Cost - $137,160; Acquired - 02/16/2006 (b)	136,457
185,000	HSBC Finance Corp., 4.125%, 11/16/2009	177,356
135,000	Hutchison Whampoa Finance CI Ltd., 7.450%, 08/01/2017, Cost - $153,591;	148,659
	Acquired - 12/19/2005 (b)(e)
		654,563
	Diversified Telecommunication Services (2.6%)
135,000	Intelsat Subsidiary Holding Co., 8.625%, 01/15/2015 (d)(e)	140,062
50,000	Sprint Capital Corp., 8.375%, 03/15/2012	56,562
130,000	Sprint Capital Corp., 8.750%, 03/15/2032 (d)	163,008
75,000	Tele Communications, Inc., 9.800%, 02/01/2012	88,482
105,000	TELUS Corp., 8.000%, 06/01/2011 (e)	115,936
		564,050
	Electric Utilities (5.8%)
135,000	Cilcorp, Inc., 8.700%, 10/15/2009	147,101
185,000	FirstEnergy Corp., 7.375%, 11/15/2031	206,117
155,000	Nisource Finance Corp., 7.875%, 11/15/2010	168,293
130,000	Pacific Gas & Electric Co., 6.050%, 03/01/2034	127,638
330,000	PSI Energy, Inc., 6.650%, 06/15/2006	330,840
265,000	Southwestern Public Service Co., 5.125%, 11/01/2006	264,479
		1,244,468
	Electrical Equipment (0.7%)
150,000	Cooper Industries, Inc., 5.500%, 11/01/2009	150,402
	Electronic Equipment and Instruments (0.4%)
80,000	Jabil Circuit, Inc., 5.875%, 07/15/2010	80,171
	Food Products (1.3%)
125,000	Corn Products International, Inc., 8.450%, 08/15/2009	135,237
145,000	Tyson Foods, Inc., 6.600%, 04/01/2016	143,477
		278,714
	Health Care Providers and Services (3.5%)
100,000	Davita, Inc., 6.625%, 03/15/2013	100,250
70,000	Laboratory Corporation of America Holdings, 5.625%, 12/15/2015	68,866
185,000	Medco Health Solutions, Inc., 7.250%, 08/15/2013	199,477
70,000	Quest Diagnostics, Inc., 5.450%, 11/01/2015	68,342
165,000	Service Corp International, 7.700%, 04/15/2009	171,187
145,000	Wellpoint Health Network, 6.375%, 06/15/2006	145,374
		753,496
	Hotels, Restaurants and Leisure (2.4%)
80,000	Carnival Corp., 6.150%, 04/15/2008 (e)	81,079
135,000	Hyatt Equities LLC, 6.875%, 06/15/2007, Cost - $134,912; Acquired - 06/12/2002 (b)	136,908
130,000	MGM Mirage, 6.875%, 04/01/2016, Cost - $130,000; Acquired - 03/22/2006 (b)	129,512
100,000	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 05/01/2012	109,250
80,000	Wynn Las Vegas LLC, 6.625%, 12/01/2014 (d)	78,100
		534,849
	Household Durables (2.0%)
110,000	KB Home, 5.750%, 02/01/2014 (d)	101,111
155,000	NVR, Inc., 5.000%, 06/15/2010	148,787
175,000	Ryland Group, Inc., 5.375%, 06/01/2008	173,325
		423,223
	Insurance (7.3%)
120,000	ACE Limited, 6.000%, 04/01/2007 (e)	120,666
30,000	Citizens Property Insurance Corp., 6.850%, 08/25/2007, Cost - $30,344; Acquired - 06/22/2001 (b)	30,478
275,000	Marsh & McLennan Companies, Inc., 4.720%, 07/13/2007 (c)	274,793
220,000	Monumental Global Funding II, 4.625%, 03/15/2010, Cost - $219,993; Acquired - 03/09/2005 (b)	213,894
505,000	Protective Life US Funding Trust, 5.875%, 08/15/2006, Cost - $505,123;
	Acquired - 08/06/2001 and 08/28/2001 (b)	506,186
325,000	RenaissanceRe Holdings Ltd., 7.000%, 07/15/2008 (e)	333,171
70,000	The St. Paul Travelers Companies, Inc., 5.500%, 12/01/2015	68,600
35,000	Transamerica Corp., 6.750%, 11/15/2006	35,309
		1,583,097
	Machinery (0.9%)
105,000	Case Corp., 7.250%, 01/15/2016	103,425
80,000	Kennametal Inc., 7.200%, 06/15/2012	85,121
		188,546
	Media (4.7%)
75,000	British Sky Broadcasting PLC, 8.200%, 07/15/2009 (e)	80,684
100,000	Charter Communications Operating LLC, 8.000%, 04/30/2012, Cost - $100,101;
	Acquired - 04/21/2004 (b)	100,000
185,000	Clear Channel Communications, Inc., 8.000%, 11/01/2008	194,314
90,000	Clear Channel Communications, Inc., 6.625%, 06/15/2008	91,350
175,000	Comcast Corp., 7.050%, 03/15/2033 (d)	180,648
60,000	DirecTV Holdings LLC, 8.375%, 03/15/2013	64,350
100,000	EchoStar DBS Corporation, 6.625%, 10/01/2014	97,125
110,000	News America Holdings, 7.700%, 10/30/2025	119,043
95,000	News America, Inc., 6.200%, 12/15/2034	89,255
		1,016,769
	Metals and Mining (0.5%)
125,000	Corporacion Nacional Del Cobre, 5.625%, 09/21/2035, Cost - $122,724; Acquired - 09/16/2005 (b)(e)	118,355
	Multi-Utilities (1.3%)
145,000	Consolidated Edison, Inc., 3.625%, 08/01/2008	139,750
135,000	Sempra Energy, 6.000%, 02/01/2013 (d)	137,045
		276,795
	Oil, Gas and Consumable Fuels (3.5%)
200,000	Chesapeake Energy Corp., 6.250%, 01/15/2018	196,500
135,000	Enterprise Products Operating LP, 5.600%, 10/15/2014	131,127
95,410	Ras Laffan Liquefied Natural Gas Co. Ltd., 3.437%, 09/15/2009, Cost - $95,410;
	Acquired - 03/02/2004 (b)(e)	92,196
100,000	Southern Natural Gas Co., 8.875%, 03/15/2010	106,875
115,000	TGT Pipeline LLC, 5.200%, 06/01/2018	107,178
125,000	XTO Energy, Inc., 6.100%, 04/01/2036	122,059
		755,935
	Paper and Forest Products (0.4%)
100,000	Boise Cascade LLC, 7.125%, 10/15/2014 (d)	96,750
	Pharmaceuticals (0.3%)
60,000	Wyeth, 5.500%, 03/15/2013	59,403
	Real Estate (5.8%)
150,000	Chelsea Property Group, 7.250%, 10/21/2007	153,437
85,000	Developers Diversified Realty Corp., 3.875%, 01/30/2009	81,053
160,000	Equity One, Inc., 3.875%, 04/15/2009	151,772
62,000	Health Care REIT, Inc., 7.500%, 08/15/2007	63,215
175,000	Hospitality Properties Trust, 6.750%, 02/15/2013	182,310
70,000	iStar Financial, Inc., 5.150%, 03/01/2012	67,261
65,000	iStar Financial, Inc., 8.750%, 08/15/2008	69,544
70,000	New Plan Excel Realty Trust, Inc., 5.125%, 09/15/2012	67,212
150,000	Senior Housing Properties Trust, 8.625%, 01/15/2012	165,750
135,000	Spieker Properties, Inc., 7.125%, 07/01/2009	141,218
90,000	United Dominion Realty Trust, Inc., 6.500%, 06/15/2009	93,172
		1,235,944
	Software and Services (0.6%)
140,000	Oracle Corp. / Ozark Holding Inc., 5.000%, 01/15/2011, Cost - $139,510;
	Acquired - 01/10/2006 (b)	136,880
	Textiles, Apparel and Luxury Goods (0.2%)
50,000	Brown Shoe Inc., 8.750%, 05/01/2012	53,000
	Thrifts and Mortgage Finance (0.6%)
120,000	Washington Mutual, Inc., 5.625%, 01/15/2007	120,236
	Wireless Telecommunication Services (2.1%)
125,000	America Movil SA de CV, 6.375%, 03/01/2035 (e)	118,154
115,000	Cingular Wireless, 8.750%, 03/01/2031	146,075
125,000	Nextel Communications, Inc., 6.875%, 10/31/2013	129,073
50,000	Rogers Wireless, Inc., 7.500%, 03/15/2015 (e)	53,875
		447,177
	Total corporate bonds (cost $12,846,872)	12,813,575

	FOREIGN GOVERNMENT NOTES/BONDS (1.9%)
215,000	Export-Import Bank Of Korea, 4.500%, 08/12/2009 (e)	209,022
70,000	Ministry Finance Russia, 3.000%, 05/14/2011 (e)	61,936
130,000	Republic of Philippines, 7.750%, 01/14/2031 (d)(e)	131,625
	Total foreign government notes/bonds (cost $403,754)	402,583

	MORTGAGE BACKED SECURITIES (14.7%)
97,914	Bank of America Mortgage Securities, Series #2004-7 6A1, 4.500%, 08/25/2019	92,849
189,268	Bank of America Mortgage Securities, Series #2004-7 5A10, 5.250%, 08/25/2034	180,297
50,070	Bear Stearns Commercial Mortgage Securities, Series #1999-C1 A1, 5.910%, 02/14/2031	50,248
250,000	Bear Stearns Commercial Mortgage Securities, Series #2002-TOP6 A2, 6.460%, 10/15/2036	262,031
72,076	CS First Boston Mortgage Securities Corp., Series #2001-CKN5 A3, 5.107%, 09/15/2034	71,789
188,930	Deutsche Mortgage and Asset Receiving Corp., Series #1998-C1 A2, 6.538%, 06/15/2031	191,981
9,010	DLJ Commercial Mortgage Corp., Series #1999-CG3 A1A, 7.120%, 10/10/2032	9,056
69,732	Federal Home Loan Mortgage Corp., Series #2614CH, 3.500%, 12/15/2010	69,133
15,486	Federal Home Loan Mortgage Corp., Series #2638NA, 3.000%, 02/15/2015	15,452
135,000	Federal Home Loan Mortgage Corp., Series #2614TD, 3.500%, 05/15/2016	127,802
165,000	Federal Home Loan Mortgage Corp., Series #2517VH, 6.000%, 03/15/2019	166,252
16,983	Federal Home Loan Mortgage Corp., Gold Pool #G00479, 9.000%, 04/01/2025	18,568
28,768	Federal Home Loan Mortgage Corp., Gold Pool #G00943, 6.000%, 07/01/2028	28,872
2,500	Federal Home Loan Mortgage Corp., Gold Pool #C00712, 6.500%, 02/01/2029	2,562
27,224	Federal Home Loan Mortgage Corp., Gold Pool #C50964, 6.500%, 05/01/2031	27,835
15,054	Federal Home Loan Mortgage Corp., Gold Pool #C60697, 6.000%, 11/01/2031	15,088
47,513	Federal Home Loan Mortgage Corp., Series #2407BJ, 6.500%, 01/15/2032	48,772
165,000	Federal National Mortgage Assn., Series #200357, 4.500%, 12/25/2012	163,298
73,215	Federal National Mortgage Assn., Pool #545449, 6.500%, 02/01/2017	74,989
220,000	Federal National Mortgage Assn., Series #200336, 4.500%, 07/25/2022	217,849
2,568	Federal National Mortgage Assn., Pool #349410, 7.000%, 08/01/2026	2,652
3,604	Federal National Mortgage Assn., Pool #062289, 3.900%, 03/01/2028	3,596
150,000	Federal National Mortgage Assn., Series #200180, 6.000%, 07/25/2029	151,064
2,779	GMAC Commercial Mortgage Securities, Inc., Series #1999-C2 A1, 6.570%, 09/15/2033	2,781
422	Government National Mortgage Assn., Pool #051699, 15.000%, 07/15/2011	481
595	Government National Mortgage Assn., Pool #354859, 9.000%, 07/15/2024	647
444,655	JP Morgan Chase Commercial Mortgage Securities Corp., Series #2001-CIB3 A2, 6.044%, 11/15/2035	450,597
267,925	Residential Funding Mortgage Securities I, Series 2005-S7, 5.500%, 11/25/2035	263,831
465,000	Salomon Brothers Mortgage Securities VII, Series #2001-C2, 6.168%, 11/13/2036	470,800
	Total mortgage backed securities (cost $3,300,177)	3,181,172

	MUNICIPAL BONDS (13.2%)
55,000	Baltimore Maryland General Obligation Unlimited, 7.250%, 10/15/2010	57,610
60,000	Bay Area Government Assn. California Revenue Tax Allocation Note, 4.290%, 09/01/2009	58,331
150,000	Brooklyn Park Minnesota Economic Development Authority, 3.330%, 09/01/2006	148,776
140,000	California County Tobacco Securitization Agency, 7.500%, 06/01/2019	141,568
115,000	Decatur Hospital Authority, 7.750%, 09/01/2009	120,180
70,000	Harrisburg PA Rescue & Recovery Revenue Notes, 3.090%, 11/01/2022	69,373
55,000	Heart of Texas Education Finance Corp., 5.000%, 02/15/2013	51,969
90,000	Indiana Development Finance Authority, 5.500%, 01/01/2033	94,031
166,257	Louisiana Tobacco Settlement Financing Corp., 6.360%, 05/15/2025	166,296
320,000	Mansfield Texas General Obligation Limited, 5.410%, 02/15/2019	311,030
100,000	New Jersey Economic Development Authority, 3.250%, 09/15/2006	99,183
505,000	North Carolina Eastern Municipal Power Agency, 7.050%, 01/01/2007	508,676
455,000	Ohio State Revenue Bond, 5.540%, 10/01/2025	440,777
155,000	Rhode Island Tobacco Settlement Financing Corp., 5.920%, 06/01/2012	154,180
155,000	Santa Rosa California Redevelopment Agency Tax Allocation, 5.500%, 08/01/2020	149,046
113,073	South Dakota Educational Enhancement Funding Corp., 6.720%, 06/01/2025	112,792
180,000	South El Monte California Improvement District Tax Allocation, 4.700%, 08/01/2011	172,300
	Total municipal bonds (cost $2,870,841)	2,856,118

	U.S. GOVERNMENT AGENCY ISSUES (2.2%)
275,000	Federal National Mortgage Assn., 2.750%, 08/11/2006	272,853
215,000	Federal National Mortgage Assn., 3.000%, 12/15/2006	211,902
	Total U.S. government agency issues (cost $490,000)	484,755

	U.S. TREASURY OBLIGATIONS (5.7%)
75,000	U.S. Treasury Note, 4.500%, 02/28/2011 (d)	73,930
65,000	U.S. Treasury Note, 4.500%, 11/15/2015 (d)	63,096
203,859	U.S. Treasury Note, 2.000%, 01/15/2014	199,025
77,870	U.S. Treasury Note, 1.625%, 01/15/2015 (d)	73,511
780,000	U.S. Treasury Note, 5.375%, 02/15/2031 (d)	821,316
	Total U.S. treasury obligations (cost $1,291,021)	1,230,878

	INVESTMENTS PURCHASED WITH CASH
	PROCEEDS FROM SECURITIES LENDING (11.7%)
2,468,000	Bank of New York Institutional Cash Reserve Fund, 4.841% (c)	2,468,651
52,009	Granite Master Issuer PLC, 4.816%, 04/20/2006 (c)	52,009
	Total investments purchased with cash proceeds
	from securities lending (cost $2,520,660)	2,520,660

	SHORT TERM INVESTMENTS (2.2%)
465,000	AIM Liquid Asset Portfolio, 4.380%	465,000
16,009	Bank of New York Cash Reserve, 1.550%	16,009
	Total short term investments (cost $481,009)	481,009

	Total investments (cost $24,646,805) (112.9%) (f)	24,412,861
	Liabilities in excess of other assets (12.9%)	(2,785,364)
	Total Net Assets (100.0%)	$21,627,497

(a)	Non-income producing security.
(b)	Restricted under Rule 144A of Securities Act of 1933.
(c)	Variable Coupon Rate - The rate reported is the rate in effect as of March 31, 2006.
(d)	All or a portion of the security is out on loan.
(e)	Foreign security or a U.S. security of a foreign company.
(f)	The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows*:
	Cost of investments	$24,699,392
	Gross unrealized appreciation	171,971
	Gross unrealized depreciation	(458,502)
	Net unrealized depreciation	$(286,531)

	*Because tax adjustments are calculated annually, the above table reflects the tax adjustments
	outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax
	information, please refer to the Notes to Financial Statements section in the Fund’s most recent
	semi-annual or annual report.

40|86 Series Trust

Schedule of Investments (Unaudited)		March 31, 2006
Government Securities Portfolio

SHARES OR
PRINCIPAL
AMOUNT		VALUE
	ASSET BACKED SECURITIES (5.1%)
$ 75,000	Atlantic City Electric Transition Funding LLC, Series #2002-1 A4, 5.550%, 10/20/2023	$75,339
5,000	Citibank Credit Card Issuance Trust, Series #2003-C4 C4, 5.000%, 06/10/2015	4,782
91,839	Countrywide Asset-Backed Certificates, Series #2002-S1 A5, 6.460%, 11/25/2016	91,564
70,000	MBNA Credit Card Master Note Trust, Series #2002-C1 C1, 6.800%, 07/15/2014	74,197
155,448	The Money Store Home Equity Trust, Series #1998-B AF9, 6.335%, 08/15/2039	155,804
150,878	Residential Asset Securities Corp., Series #2000-KS3 AI6, 7.810%, 07/25/2031	150,702
	Total asset backed securities (cost $565,056)	552,388

	CORPORATE BONDS (0.9%)
	Insurance (0.9%)
95,000	MGIC Investment Corp., 6.000%, 03/15/2007	95,213
	Total corporate bonds (cost $94,999)	95,213

	MORTGAGE BACKED SECURITIES (37.4%)
12,517	Bear Stearns Commercial Mortgage Securities, Series #1999-C A1, 5.910%, 02/14/2031	12,561
330,000	Citicorp Mortgage Securities, Inc., Series 2005-4, 5.500%, 07/25/2035	314,215
24,776	DLJ Commercial Mortgage Corp., Series #1999-CG3, 7.120%, 10/10/2032	24,905
431,932	Federal Home Loan Mortgage Corp., Pool #2407 BJ, 6.500%, 01/15/2032	443,385
3,508	Federal Home Loan Mortgage Corp. Gold, Pool #E00441, 7.500%, 07/01/2011	3,635
3,319	Federal Home Loan Mortgage Corp. Gold, Pool #D66012, 7.000%, 11/01/2025	3,428
25,912	Federal Home Loan Mortgage Corp. Gold, Pool #C28063, 6.500%, 07/01/2029	26,550
12,529	Federal Home Loan Mortgage Corp. Gold, Pool #C29168, 6.500%, 07/01/2029	12,837
18,451	Federal Home Loan Mortgage Corp. Gold, Pool #C01131, 6.500%, 01/01/2031	18,866
19,123	Federal Home Loan Mortgage Corp. Gold, Pool #C01148, 6.500%, 02/01/2031	19,553
60,772	Federal Home Loan Mortgage Corp. Gold, Pool #C01186, 6.000%, 06/01/2031	60,910
60,125	Federal Home Loan Mortgage Corp. Gold, Pool #C01184, 6.500%, 06/01/2031	61,475
234,956	Federal Home Loan Mortgage Corp. Gold, Pool #G01805, 4.500%, 04/01/2035	217,297
480,420	Federal Home Loan Mortgage Corp. Gold, Pool #G0-8062, 5.000%, 06/01/2035	457,367
238,988	Federal Home Loan Mortgage Corp. Gold, Pool #A3-5760, 5.000%, 07/01/2035	227,520
25,350	Federal National Mortgage Assn., Pool #320582, 6.500%, 01/01/2011	25,793
60,340	Federal National Mortgage Assn., Pool #336290, 6.500%, 04/01/2011	61,592
160,134	Federal National Mortgage Assn., Pool #253845, 6.000%, 06/01/2016	162,425
92,041	Federal National Mortgage Assn., Pool #545449, 6.500%, 02/01/2017	94,272
157,157	Federal National Mortgage Assn., Pool #645649, 6.000%, 06/01/2017	159,392
3,712	Federal National Mortgage Assn., Pool #303780, 7.000%, 03/01/2026	3,832
391,945	Federal National Mortgage Assn., Pool #2004-91 AH, 4.500%, 05/25/2029	379,744
100,000	Federal National Mortgage Assn., Pool #2001-80 PE, 6.000%, 07/25/2029	100,710
25,172	Federal National Mortgage Assn., Pool #535837, 6.000%, 04/01/2031	25,213
5,970	Federal National Mortgage Assn., Pool #609583, 6.000%, 11/01/2031	5,980
25,677	Federal National Mortgage Assn. Pool #254091, 6.000%, 12/01/2031	25,719
244,352	Federal National Mortgage Assn., Pool #816362, 4.887%, 01/01/2035	241,829
297,316	Federal National Mortgage Assn., Pool #826443, 4.975%, 07/01/2035	291,937
283,515	Federal National Mortgage Assn., Pool #837926, 4.846%, 08/01/2035	279,510
22,889	Federal National Mortgage Assn. Grantor Trust, Series #1999-T2 A1, 7.500%, 01/19/2029	23,766
75,000	First Union National Bank Commercial Mortgage, Series #1999-C4 A2, 7.390%, 12/15/2031	79,522
2,978	GMAC Commercial Mortgage Securities, Inc., Series #1999-C2 A1, 6.570%, 09/15/2033	2,980
3,530	Government National Mortgage Assn., Pool #119896, 13.000%, 11/15/2014	3,943
5,491	Government National Mortgage Assn., Pool #408675, 7.500%, 01/15/2026	5,776
150,000	GS Mortgage Securities Corporation II, Series 2004-GG2, 5.396%, 08/10/2038	148,062
	Total mortgage backed securities (cost $4,122,356)	4,026,501

	MUNICIPAL BONDS (1.9%)
100,000	Alaska Industrial Development & Export Auth., 6.625%, 05/01/2006	100,039
105,000	Tobacco Settlement Financing Corp., 5.920%, 06/01/2012	104,445
	Total municipal bonds (cost $204,664)	204,484

	U.S. GOVERNMENT AGENCY ISSUES (14.5%)
500,000	Federal Home Loan Bank, 3.875%, 08/22/2008 (a)	487,154
700,000	Federal Home Loan Bank, 4.500%, 09/16/2013 (a)	671,324
400,000	Federal Home Loan Bank, 6.250%, 03/05/2012	403,208
	Total U.S. government agency issues (cost $1,582,312)	1,561,686

	U.S. TREASURY OBLIGATIONS (43.3%)
400,000	U.S. Treasury Note, 2.375%, 08/31/2006 (a)	396,266
500,000	U.S. Treasury Note, 5.500%, 02/15/2008 (a)	506,191
300,000	U.S. Treasury Note, 4.125%, 08/15/2008 (a)	295,805
1,000,000	U.S. Treasury Note, 3.875%, 05/15/2009	973,047
750,000	U.S. Treasury Note, 3.875%, 09/15/2010 (a)	721,670
650,000	U.S. Treasury Note, 4.000%, 02/15/2014	613,083
587,000	U.S. Treasury Note, 11.250%, 02/15/2015 (a)	852,480
30,000	U.S. Treasury Note, 4.250%, 08/15/2015 (a)	28,588
250,000	U.S. Treasury Note, 5.375%, 02/15/2031 (a)	263,242
	Total U.S. treasury obligations (cost $4,786,968)	4,650,372

	INVESTMENTS PURCHASED WITH CASH
	PROCEEDS FROM SECURITIES LENDING (28.3%)
3,044,000	Bank of New York Institutional Cash Reserve Fund, 4.841%	3,044,802
	Total investments purchased with cash proceeds
	from securities lending (cost $3,044,802)	3,044,802

	SHORT TERM INVESTMENTS (1.4%)
145,000	AIM Liquid Asset Portfolio, 4.380%	145,000
772	Bank of New York Cash Reserve, 1.550%	772
	Total short term investments (cost $145,772)	145,772

	Total investments (cost $14,546,929) (b) (132.8%)	14,281,218
	Liabilities in excess of other assets (32.8%)	(3,526,384)
	Total Net Assets (100.0%)	$10,754,834

(a)	All or a portion of the security is out on loan.
(b)	The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows*:
	Cost of investments	$14,547,581
	Gross unrealized appreciation	12,535
	Gross unrealized depreciation	(278,898)
	Net unrealized depreciation	$(266,363)

	*Because tax adjustments are calculated annually, the above table reflects the tax adjustments
	outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax
	information, please refer to the Notes to Financial Statements section in the Fund’s most recent
	semi-annual or annual report.

40|86 Series Trust

Schedule of Investments (Unaudited)		March 31, 2006
Money Market Portfolio

SHARES OR
PRINCIPAL
AMOUNT		VALUE
	CORPORATE BONDS (36.1%)
	Aerospace and Defense (0.7%)
$ 300,000	Honeywell International, Inc., 5.125%, 11/01/2006	$300,344
	Beverages (2.6%)
75,000	Anheuser Busch Co., Inc., 5.600%, 07/06/2006	75,173
1,000,000	Coca-Cola Enterprises, Inc., 5.375%, 08/15/2006	1,002,159
		1,077,332
	Capital Markets (5.6%)
955,000	Corporate Finance Managers, Inc. 4.770%, 04/07/2006 (a)(b)	955,000
525,000	Cunat Capital Corp., 5.000%, 04/30/2006 (a)(b)	525,000
368,000	The Bear Stearns Companies, Inc., 6.500%, 05/01/2006	368,530
500,000	Westgate Investment Fund, 4.770%, 04/07/2006 (a)(b)	500,000
		2,348,530
	Computers and Peripherals (1.9%)
800,000	Hewlett-Packard Co., 5.750%, 12/15/2006	804,710
	Diversified Financial Services (7.4%)
325,000	Countrywide Home Loans, Inc., 7.200%, 10/30/2006	329,412
350,000	Diageo Finance BV, 3.000%, 12/15/2006 (d)	345,362
475,000	HBOS PLC, 3.125%, 04/01/2006, Cost - $468,655; Acquired - 01/26/2006 (b)(c)(d)	468,655
155,000	International Bank for Recon and Development, 4.375%, 09/28/2006 (d)	154,579
100,000	National Rural Utilities Cooperative Finance Corp., 7.300%, 09/15/2006	101,078
25,000	PNC Funding Corp., 5.750%, 08/01/2006	25,077
960,000	Quebec Province, 5.500%, 04/11/2006 (d)	960,231
390,000	Textron Financial Corp., 2.750%, 06/01/2006	388,693
30,000	Toyota Motor Credit Corp., 5.650%, 01/15/2007	30,133
300,000	Wells Fargo & Company, 6.875%, 04/01/2006	300,000
		3,103,220
	Diversified Operations (0.9%)
400,000	Ingersoll-Rand Company Ltd., 6.250%, 05/15/2006 (d)	400,724
	Electronic Equipment and Instruments (0.1%)
60,000	Niagara Mohawk Power Corp., 7.750%, 05/15/2006	60,213
	Health Care Providers and Services (0.7%)
290,000	UnitedHealth Group, Inc., 5.200%, 01/17/2007	290,608
	Insurance (8.6%)
800,000	Allstate Life Global Funding II, 2.625%, 10/22/2006, Cost - $790,407;
	Acquired - 01/20/2006 (c)	790,408
1,000,000	Hartford Life Global Fund, 4.729%, 04/11/2006 (a)(b)	1,000,000
800,000	MetLife, Inc., 5.250%, 12/01/2006	802,179
1,000,000	Protective Life US Funding Trust 5.875%, 08/15/2006, Cost - $1,004,111;
	Acquired - 01/05/2006 (c)	1,004,111
		3,596,698
	Oil, Gas and Consumable Fuels (1.3%)
535,000	Conoco Funding Co., 5.450%, 10/15/2006 (d)	536,699
	Pharmaceuticals (4.8%)
1,000,000	Abbott Laboratories 5.625%, 07/01/2006	1,002,152
1,000,000	Merck & Co. Inc., 5.250%, 07/01/2006	1,001,253
		2,003,405
	Real Estate (1.2%)
490,000	Kuehn Enterprises LLC, 4.750%, 04/07/2006 (a)(b)	490,000
	Road and Rail (0.3%)
150,000	Canadian National Railway Co., 6.450%, 03/31/2007 (b)(d)	151,031
	Total corporate bonds (cost $15,163,514)	15,163,514

	MUNICIPAL BONDS (38.0%)
100,000	ABAG Financial Authorities for Nonprofit Corps., 4.910%, 04/07/2006 (a)(b)
	(CS: Federal National Mortgage Assn.)	100,000
1,000,000	Arlington County Virginia Industrial Development Authority, 4.800%, 04/07/2006 (a)(b)
	(LOC: Bank of America)	1,000,000
900,000	California Housing Finance Agency, 4.800%, 04/07/2006 (a)(b)	900,000
1,000,000	California State Community Development, 4.000%, 11/15/2006 (CS: FSA)	993,868
100,000	Colorado Housing & Finance Authority, 4.650%, 04/07/2006 (a)(b)
	(CS: Federal National Mortgage Assn.)	100,000
965,000	Colorado Housing & Finance Authority, 4.800%, 04/07/2006 (a)(b)
	(SPA: Dexia Credit Local)	965,000
1,000,000	Colorado Housing & Finance Authority, 4.800%, 04/07/2006 (a)(b)
	(SPA: Dexia Credit Local)	1,000,000
1,000,000	Florida Housing & Finance Authority, 4.800%, 04/07/2006 (a)(b)	1,000,000
1,000,000	Fulton County Georgia Development Authority, 4.850%, 04/07/2006 (a)(b)
	(LOC: Regions Bank)	1,000,000
580,000	Michigan State Housing Development Authority, 4.800%, 04/07/2006 (a)(b)	580,000
500,000	Michigan State Housing Development Authority 4.830%, 04/07/2006 (a)(b)
	(SPA: DEPFA Bank PLC)	500,000
1,000,000	New Orleans Louisiana Pension 5.010%, 04/07/2006 (a)(b)	1,000,000
1,000,000	North Texas Higher Education Authority 4.750%, 04/07/2006 (a)(b)
	(CS: Ambac Financial Group, SPA: DEPFA Bank PLC)	1,000,000
1,210,000	Philadelphia Authority for Industrial Development, 4.800%, 04/07/2006 (a)(b)	1,210,000
700,000	Portland Maine Pension, 4.750%, 04/07/2006 (a)(b) (SPA: Bayerische Landesbank)	700,000
600,000	Sacramento County California Pension, 4.800%, 04/07/2006 (a)(b)
	(LOC: Bayerische Landesbank)	600,000
805,000	St. Francis Healthcare Foundation Hawaii, 5.310%, 04/07/2006 (a)(b)
	(LOC: First Hawaiian Bank)	805,000
1,000,000	St. Johns County Industrial Development Authority, 4.900%, 04/07/2006 (a)(b)
	(LOC: Allied Irish Bank PLC)	1,000,000
785,000	University of Minnesota, 4.800%, 04/07/2006 (a)(b)	785,000
700,000	Utah Housing Finance Agency, 4.800%, 04/07/2006 (a)(b)
	(SPA: Bayerische Landesbank)	700,000
	Total municipal bonds (cost $15,938,868)	15,938,868

	COMMERCIAL PAPER (23.8%)
	Diversified Financial Services (14.3%)
2,000,000	FPL Group Capital Inc., 4.870%, 04/03/2006, Cost - $1,999,459; Acquired - 03/31/2006 (c)	1,999,459
2,000,000	Nordea North America, Inc., 4.655%, 04/11/2006	1,997,414
2,000,000	Transamerica Asset Funding Corp., 4.670%, 04/10/2006, Cost - $1,997,665;
	Acquired - 03/13/2006 (c)	1,997,665
		5,994,538
	Diversified Telecommunication Services (9.5%)
2,000,000	AT&T Inc., 4.850%, 04/03/2006, Cost - $1,999,461; Acquired - 03/31/2006 (c)	1,999,461
2,000,000	AT&T Inc., 4.670%, 04/10/2006, Cost - $1,997,665; Acquired - 03/13/2006 (c)	1,997,665
		3,997,126
	Total commerical paper (cost $9,991,664)	9,991,664

	SHORT TERM INVESTMENTS (1.5%)
582	Bank of New York Cash Reserve, 1.550%	582
618,000	Nations Cash Reserve Capital, 4.500%	618,000
	Total short term investments (cost $618,582)	618,582

	Total investments (Cost $41,712,628) (99.4%) (e)	41,712,628
	Other assets in excess of liabilities (0.6%)	250,938
	Total Net Assets (100.0%)	$41,963,566

(a)	Variable Coupon Rate - The rate reported is the rate in effect as of March 31, 2006.
(b)	Maturity date represents first available put date.
(c)	Restricted under Rule 144A of Securities Act of 1933.
(d)	Foreign Security or a U.S. Security of a foreign company.
(e)	The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows*:
	Cost of investments	$41,712,628
	Gross unrealized appreciation	-
	Gross unrealized depreciation	-
	Net unrealized appreciation (depreciation)	-

	*Because tax adjustments are calculated annually, the above table reflects the tax adjustments
	outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax
	information, please refer to the Notes to Financial Statements section in the Fund’s most recent
	semi-annual or annual report.

CS	Credit Support.
LOC	Letter of Credit.
SPA	Standby Purchase Agreement.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 40|86 Series Trust

By (Signature and Title) /s/ Audrey L. Kurzawa
Audrey L. Kurzawa, President

Date May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Audrey L. Kurzawa
Audrey L. Kurzawa, President

Date May 30, 2006

By (Signature and Title)* /s/ Daniel J. Murphy
Daniel J. Murphy, Treasurer

Date May 30, 2006

* Print the name and title of each signing officer under his or her signature.